SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and foreign currency risks (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, RM in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 CNY (¥)
RMB
Cash and restricted cash | ¥	¥ 5,809,753							¥ 3,554,424
USD
Cash and restricted cash	6,066,900	$ 951,566
HKD
Cash and restricted cash	86,912		$ 106,301
JPY
Cash and restricted cash	2,507			¥ 45,234
EUR
Cash and restricted cash	1,057				€ 146
SGD
Cash and restricted cash	59,220					$ 12,552
MYR
Cash and restricted cash	18						RM 12
PRC | RMB
Cash and restricted cash | ¥	5,788,295
PRC | USD
Cash and restricted cash		205,328
Hong Kong SAR | RMB
Cash and restricted cash | ¥	¥ 21,458
Hong Kong SAR | USD
Cash and restricted cash		160,565
Hong Kong SAR | HKD
Cash and restricted cash			$ 106,301
Hong Kong SAR | JPY
Cash and restricted cash | ¥				¥ 45,234
Hong Kong SAR | EUR
Cash and restricted cash | €					€ 146
United States | USD
Cash and restricted cash		80,009
Singapore | USD
Cash and restricted cash		505,299
Singapore | SGD
Cash and restricted cash						$ 12,552
Malaysia | USD
Cash and restricted cash		$ 365
Malaysia | MYR
Cash and restricted cash | RM							RM 12